Income Taxes (Details 10) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Unrecognized Tax Benefit [Line Items]
Balance at beginning of year	$ 791	$ 128	$ 6,892
Increase related to prior year tax positions	0	658	0
Decrease related to prior year tax positions	(215)	0	(6,759)
Settlements	(93)	0	0
Effect of exchange rate change	0	5	(5)
Balance at end of year	$ 483	$ 791	$ 128